OTHER INCOME (EXPENSE), NET	3 Months Ended
Dec. 31, 2013
OTHER INCOME (EXPENSE), NET [Abstract]
OTHER INCOME (EXPENSE), NET
11. OTHER INCOME, NET

Other income, net, consisted of the following:

	Three Months Ended December 31,
	2013	2012

Interest income	$58	$45
Other income (expense)	559	809
Total other income, net	$617	$854

Other income (expense) primarily represents the gains and losses recorded on transactions denominated in foreign currencies.  The decrease in other income was primarily due to the impact of foreign currency fluctuations on monetary assets and liabilities denominated in currencies other than the functional currency, net of the gains and losses incurred on forward foreign exchange contracts discussed in Note 8 of this Form 10-Q.